Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Union Street Trust II
Entity Central Index Key	0000880797
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Money Market Fund
Class Name	Fidelity® Municipal Money Market Fund
Trading Symbol	FTEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Money Market Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Money Market Fund	$ 19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 3,869,617,396
Holdings Count | shares	581
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,869,617,396
Number of Holdings	581

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 78.3 8-30 1.7 31-60 3.6 61-90 2.8 91-180 7.4 >180 5.7 Variable Rate Demand Notes (VRDNs) 36.3 Tender Option Bond 30.9 Municipal Securities 12.4 Commercial Paper 7.3 Net Other Assets (Liabilities) 13.1 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 36.3 Tender Option Bond - 30.9 Municipal Securities - 12.4 Commercial Paper - 7.3 Net Other Assets (Liabilities) - 13.1